Financial information of the parent company (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER ASSET
Total asset	$ 89,360,588	$ 72,791,561
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	51,922,531	40,705,318
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares outstanding as of December 31, 2024 and 2023	27,063	23,000
Additional paid-in capital	11,578,633	7,453,265
Statutory reserves	3,433,589	3,192,855
Retained earnings	24,455,403	23,242,946
Accumulated other comprehensive loss	(2,210,909)	(2,009,421)
Total shareholders’ equity	37,438,057	32,086,243	$ 25,559,911	$ 22,392,234
Total liabilities and shareholders’ equity	89,360,588	72,791,561
Parent Company [Member]
OTHER ASSET
Investment in subsidiaries	37,283,779	31,902,645
Total asset	37,283,779	31,902,645
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 10,825,000 and 9,200,000 shares outstanding as of December 31, 2024 and 2023	27,063	23,000
Additional paid-in capital	11,578,633	7,453,265
Statutory reserves	3,433,589	3,192,855
Retained earnings	24,455,403	23,242,946
Accumulated other comprehensive loss	(2,210,909)	(2,009,421)
Total shareholders’ equity	37,283,779	31,902,645
Total liabilities and shareholders’ equity	$ 37,283,779	$ 31,902,645